Finance income and finance costs (Tables)	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Summary of detailed information about finance income and cost

	Note	2020	2019

Interest income		$299	$1,097

Finance income		299	1,097

Accretion expense	16, 17, 18	(2,056)	(1,673)

Interest on convertible unsecured senior notes		(3,306)	(3,317)

Bank charges		(40)	(39)

Net foreign currency gain (loss)		418	(45)

Loss on financial instruments carried at fair value		(9)	(6)

Finance costs		(4,993)	(5,080)

Net finance cost recognized in net profit or loss		$(4,694)	$(3,983)